Capital Structure - Schedule of Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Feb. 29, 2020
Warrant Fair Value
Change in fair value of warrant liability	$ 28,812	$ 20,835
Total warrant fair value			$ 336
Warrants to purchase common stock
Number of Warrants
Outstanding at Beginning of period (in shares)	610,202
Exercise of warrants (in shares)	(69,232)
Issued in connection with the Business Combination as common stock - charged to APIC (in shares)	(540,970)
Outstanding at end of period (in shares)		610,202
Warrant Fair Value
Outstanding at Beginning of Period	$ 2,270
Exercise of warrants	(489)
Change in fair value of warrant liability	3,102
Issued in connection with the Business Combination as common stock - charged to APIC	$ (4,883)
Outstanding at end of Period		$ 2,270
Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 0.27
Exercise of warrants to purchase redeemable convertible preferred stock (in dollars per share)	$ 0.27
Outstanding at end of period (in dollars per share)		$ 0.27
Weighted Average Remaining Life
Outstanding (years)		3 years 7 months 6 days
Warrants to purchase Series C preferred stock
Number of Warrants
Outstanding at Beginning of period (in shares)	5,938,193
Exercise of warrants (in shares)	(1,756,526)
Issued in connection with the Business Combination as common stock - charged to APIC (in shares)	(4,181,667)
Outstanding at end of period (in shares)		5,938,193
Warrant Fair Value
Outstanding at Beginning of Period	$ 18,885
Exercise of warrants	(10,968)
Change in fair value of warrant liability	24,779
Issued in connection with the Business Combination as common stock - charged to APIC	$ (32,696)
Outstanding at end of Period		$ 18,885
Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 1.76
Exercise of warrants to purchase redeemable convertible preferred stock (in dollars per share)	$ 1.76
Outstanding at end of period (in dollars per share)		$ 1.76
Weighted Average Remaining Life
Outstanding (years)		2 years 7 months 6 days
Private warrants assumed through Business Combination
Number of Warrants
Warrants assumed (in shares)	670,108
Outstanding at end of period (in shares)	670,108
Warrant Fair Value
Warrants assumed	$ 1,253
Change in fair value of warrant liability	932
Outstanding at end of Period	$ 2,185
Weighted Average Exercise Price
Warrants assumed (in dollars per share)	$ 11.50
Outstanding at end of period (in dollars per share)	$ 11.50
Weighted Average Remaining Life
Warrants assumed	5 years
Outstanding (years)	4 years 3 months 18 days